Compass 2 and Compass 3 Variable Accounts:

                      Capital Appreciation Variable Account

                          Total Return Variable Account

                      Supplement to the Current Prospectus


Effective November 20, 2008, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Variable Accounts" is hereby restated as follows, with respect to the Capital Appreciation Variable Account and Total Return Variable Account only:


Portfolio Manager(s)

Information regarding the portfolio manager(s) of the Variable Account is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of Variable Account shares, and possible conflicts of interest, is available in the Variable Account's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the Variable Account.

Fund                     Portfolio Manager         Primary Role               Since       Title and Five Year History

Capital Appreciation     Jeffrey C. Constantino    Portfolio Manager          2007        Investment officer of MFS; employed in the
Variable Account                                                                          investment area of MFS since 2000.

Total Return Variable    Nevin P. Chitkara          Equity Securities         2006        Investment Officer of MFS; employed in the
Account                                             Portfolio Manager                     investment area of MFS since 1997.

                         William P. Douglas         Mortgage-Backed Debt      2004        Investment Officer of MFS; employed in the
                                                    Securities Portfolio                  investment area of MFS since 2004;
                                                    Manager                               Investment Officer and Senior Mortgage
                                                                                          Analyst at Wellington Management Co. LLP
                                                                                          from 1994 to 2004.

                         Steven R. Gorham           Equity Securities         2002        Investment Officer of MFS; employed in the
                                                    Portfolio Manager                     investment area of MFS since 1992.

                         Richard O. Hawkins         Debt Securities           2005        Investment Officer of MFS; employed in the
                                                    Portfolio Manager                     investment area of MFS since 1988.

                         Joshua P. Marston          Debt Securities           November    Investment Officer of MFS; employed in the
                                                    Portfolio Manager         2008        investment area of MFS since 1999.

                         Michael W. Roberge         Debt Securities           2002        Executive Vice President and Chief
                                                    Portfolio Manager                     Investment Officer of MFS; employed in
                                                                                          the investment area of MFS since 1996.

                         Brooks A. Taylor           Lead/Equity Securities    2004        Investment Officer of MFS; employed in the
                                                    Portfolio Manager                     investment area of MFS since 1996.

                The date of this Supplement is November 20, 2008.